Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total	$ 367,526,274	$ 339,350,618
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	77,979,909	76,373,071
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	50,667,894	50,380,289
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	16,279,177	12,514,133
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	222,599,294	200,083,125
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	259,122,388	253,710,880
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	70,503,057	67,605,311
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	46,818,650	46,344,056
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	14,731,698	10,519,123
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	127,068,983	129,242,390
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	76,186,296	49,103,729
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	665,235	1,264,415
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	2,591,860	2,510,519
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	1,002,170	1,465,136
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	71,927,031	43,863,659
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	19,293,084	18,095,430
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	1,082,928	607,336
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	6,357	81,617
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	50,081	102,046
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	18,153,718	17,304,431
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	12,924,506	18,440,579
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	5,728,689	6,896,009
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,251,027	1,444,097
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	495,228	427,828
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 5,449,562	$ 9,672,645